SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

21.  SEGMENT REPORTING

The Group engages primarily in sports information services and online spot commodity trading services in the PRC. After acquiring the business of online lottery betting and online casino platforms generated from the Multi Group, the Group distinguishes revenues, costs and expenses between different geographic operating segment in its internal reporting, and reports costs and expenses by nature in different geographic operating segments. In accordance with ASC topic 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the Group’s geographic location operating results. As a result, the Group has two reportable segments, including the PRC and Europe.

21.  SEGMENT REPORTING (continued)

The following table presents summary information by segment for continuing operations for the years ended December 31, 2018, 2019 and 2020, respectively.

	For the year ended December 31, 2018
	PRC	Europe	Total
	RMB	RMB	RMB

Net revenues	20,578	105,511	126,089
Depreciation and amortization	31,027	31,511	62,538
Operating loss from continuing operations	327,850	16,638	344,488
Interest income	15,308	—	15,308
Income tax (benefit) expense	(21,014)	1,412	(19,602)
Segment net loss from continuing operations	453,687	18,050	471,737
Segment assets	1,204,057	42,527	1,246,584

	For the year ended December 31, 2019
	PRC	Europe	Total
	RMB	RMB	RMB

Net revenues	4,092	35,596	39,688
Depreciation and amortization	32,575	28,811	61,386
Operating loss from continuing operations	438,008	204,831	642,839
Interest income	13,448	—	13,448
Income tax benefit	(171)	(7,471)	(7,642)
Segment net loss from continuing operations	449,257	205,029	654,286
Segment total assets	674,851	20,928	695,779

	For the year ended December 31, 2020
	PRC	Europe	Total	Total
	RMB	RMB	RMB	US$

Net revenues	6,886	14,929	21,815	3,343
Depreciation and amortization	43,810	1,974	45,784	7,016
Operating loss from continuing operations	182,142	8,650	190,792	29,241
Interest income	9,093	—	9,093	1,394
Income tax benefit	(3,594)	(60)	(3,654)	(560)
Segment net loss from continuing operations	212,506	8,590	221,096	33,885
Segment total assets	457,056	13,417	470,473	72,103